WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
WARRANTS
WARRANTS [Text Block]

15. WARRANTS

The following summarizes the number of warrants outstanding as of June 30, 2023:

	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2022	961	$24.84
Exercised	(1)	8.00
Balance, June 30, 2023	960	$24.84
Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	221	$75.00	$6,700	3.39
November 18, 2026	66	8.00	422	3.39
November 18, 2027	23	66.00	1,055	4.39
December 8, 2027	625	8.00	2,033	4.44
December 8, 2027	25	8.80	149	4.44
	960	$24.84	$10,359	4.13

16. WARRANTS

On December 8, 2022, the Company issued 12,500,000 warrants issued as part of the December 2022 unit offering (Note 14). Each warrant permits the holder to purchase one common share of the Company through December 8, 2027 for $0.40. The issue date fair value of the warrants was estimated at $2.0 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 3.0% and an expected life of 5 years. The resulting grant date fair value of each warrant was $0.16. Additionally, the Company amended the exercise price with respect to 1,325,000 warrants (Note 14) that were previously issued in the November 2021 offering (described below) from $3.75 per share to $0.40 per share.

Related to the December 2022 unit offering, 500,000 warrants were issued to the placement agent and recorded as issuance costs to share capital. Each warrant permits the holder to purchase one common share of the Company after the 180th day immediately following the date of issuance through December 8, 2027 for $0.40. The issue date fair value of the warrants was estimated at $0.1 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 3.0% and an expected life of 5 years. The resulting grant date fair value of each warrant was $0.30.

On May 10, 2021, the Company issued 632,053 warrants issued as share issuance costs pursuant to the IPO (Note 14). Each warrant permits the holder to purchase one common share of the Company through May 11, 2026 for $6.25 for 233,333 of the warrants, and $3.00 for 398,720 of the warrants. The issue date fair value of the warrants was estimated at $1.3 million using the Black Scholes option pricing model with the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 0.91% and an expected life of 5 years. The resulting grant date fair value of each warrant was $2.13.

In November 2021, the Company issued 5,750,000 warrants issued as part of the November 2021 unit offering (Note 14). Each warrant permits the holder to purchase one common share of the Company through November 18, 2026 for $3.75. The issue date fair value of the warrants was estimated at $8.7 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 1.5% and an expected life of 5 years. The resulting grant date fair value of each warrant was $1.51.

Related to the November 2021 unit offering, 460,000 warrants were issued to the underwriters and recorded as issuance costs to share capital. Each warrant permits the holder to purchase one common share of the Company through November 18, 2027 for $3.30. The issue date fair value of the warrants was estimated at $1.1 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 1.5% and an expected life of 6 years. The resulting grant date fair value of each warrant was $2.29.

The intrinsic value of warrants exercised for the year ended December 31, 2022 was $0.5 million ($30.6 million in 2021). The total fair value of warrants vested during the year ended December 31, 2022 was $2.3 million ($8.5 million in 2021).

For all warrants, common shares are newly issued from available authorized shares upon exercise of awards.

The following tables show warrants outstanding as at December 31, 2022:

	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2020	9,000	$2.26
Exercised	(6,509)	2.29
Cancelled/Expired	(600)	3.00
Issued	6,855	3.76
Balance, December 31, 2021	8,746	$3.37
Exercised	(473)	0.49
Cancelled/Expired	(2,063)	3.00
Issued	13,000	0.06
Balance, December 31, 2022	19,210	$1.24

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	4,425	$3.75	$6,700	3.88
November 18, 2026	1,325	0.40	422	3.88
November 18, 2027	460	3.30	1,055	4.88
December 8, 2027	12,500	0.40	2,033	4.94
December 8, 2027	500	0.44	149	4.94
	19,210	$1.24	$10,359	4.62

(1) See Note 24 for subsequent exercise of warrants.